SUPPLEMENT DATED APRIL 26, 2024

TO THE SUMMARY PROSPECTUSES

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

Morningstar Multisector Bond Fund

Morningstar International Equity Fund

Morningstar Municipal Bond Fund

Morningstar U.S. Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to each Fund’s Summary Prospectus dated August 31, 2023 and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Change to the Morningstar Alternatives Fund

I.

To reflect the addition of Matthew J. Osowiecki as a portfolio manager of the Morningstar Alternatives Fund, the Water Island Capital, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for Morningstar Alternatives Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Water Island Capital, LLC
John S. Orrico, CFA	Co-Chief Investment Officer	Since Inception (November 2018)
Matthew J. Osowiecki	Co-Chief Investment Officer	April 2024
Roger P. Foltynowicz, CFA, CAIA	Portfolio Manager	Since Inception (November 2018)

Portfolio Manager Change to the Morningstar Multisector Bond Fund

I.

To reflect the addition of Christopher A. Hays and Jae H. Lee as co-portfolio managers of the Morningstar Multisector Bond Fund, the TCW Investment Management Company LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for Morningstar Multisector Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
TCW Investment Management Company LLC
Penelope D. Foley	Group Managing Director	Since Inception (November 2018)
David I. Robbins	Group Managing Director	Since Inception (November 2018)
Alex Stanojevic	Managing Director	Since Inception (November 2018)
Christopher A. Hays	Co-Portfolio Manager	April 2024

Jae H. Lee	Co-Portfolio Manager	April 2024

Portfolio Manager Change to the Morningstar International Equity Fund

I.

Babatunde Ojo, Bryan C. Lloyd, and Patrick C. Todd no longer serve as portfolio managers to the portion of the Morningstar International Equity Fund subadvised by Harding Loevner LP. To reflect this change, all references to Messrs. Ojo, Lloyd and Todd as portfolio managers of the Fund are removed from such Summary Prospectus.

Portfolio Manager Change to the Morningstar Municipal Bond Fund

I.

Konstantine B. Mallas no longer serves as a portfolio manager to the portion of the Morningstar Municipal Bond Fund subadvised by T. Rowe Price Associates, Inc. To reflect this change, all references to Ms. Mallas as a portfolio manager of the Fund are removed from such Summary Prospectus.

Portfolio Manager Change to the Morningstar U.S. Equity Fund

I.

Christopher M. Bingaman no longer serves as a portfolio manager to the portion of the Morningstar U.S. Equity Fund subadvised by Diamond Hill Capital Management, Inc. To reflect this change, all references to Mr. Bingaman as a portfolio manager of the Fund are removed from such Summary Prospectus.

Please retain this supplement for future reference.

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